Post balance sheet events	12 Months Ended
Dec. 31, 2024
Post balance sheet events
Post balance sheet events

33 Post balance sheet events

A post balance sheet event is an event that takes place between the reporting date and the date of approval of the financial statements. Significant events are included in the financial statements either to provide new information about conditions that existed at 31 December 2024 (reporting date), including estimates used to prepare the financial statements (known as an adjusting event) or to provide new information about conditions that did not exist at 31 December 2024 (non-adjusting events). This note provides information relating to material non-adjusting events.

On 18 February 2025, NatWest Group plc priced €1,000,000,000 3.723% fixed to fixed rate reset subordinated Tier 2 notes due 2035, settling on 25 February 2025.

Other than as disclosed in the accounts, there have been no other significant events subsequent to 31 December 2024 which would require a change or additional disclosure.